Summary of Significant Accounting Policies - Changes in deferred revenue (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Changes in deferred revenue
Balance, beginning of year	¥ 33,000
Revenue earned	(33,000)		¥ (106,919)
Deferral of revenue	9,831	¥ 33,000
Balance, end of year	¥ 9,831	¥ 33,000